Average Annual Total Returns	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® Index 1 year	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® Index 5 years	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® Index 10 years	Prospectus #1 Delaware Small Cap Core Fund Class A 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A 10 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Small Cap Core Fund Class C 1 year	Prospectus #1 Delaware Small Cap Core Fund Class C 5 years	Prospectus #1 Delaware Small Cap Core Fund Class C 10 years	Prospectus #1 Delaware Small Cap Core Fund Class R 1 year	Prospectus #1 Delaware Small Cap Core Fund Class R 5 years	Prospectus #1 Delaware Small Cap Core Fund Class R 10 years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 1 year	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 5 years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 10 years	Prospectus #1 Delaware Small Cap Core Fund Class R6 1 year	Prospectus #1 Delaware Small Cap Core Fund Class R6 5 years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Lifetime	Prospectus #1 Delaware Small Cap Core Fund Class R6 Inception Date	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 1 year	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 5 years	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 10 years	Prospectus #2 Delaware Small Cap Value Fund Class A 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A 10 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Small Cap Value Fund Class C 1 year	Prospectus #2 Delaware Small Cap Value Fund Class C 5 years	Prospectus #2 Delaware Small Cap Value Fund Class C 10 years	Prospectus #2 Delaware Small Cap Value Fund Class R 1 year	Prospectus #2 Delaware Small Cap Value Fund Class R 5 years	Prospectus #2 Delaware Small Cap Value Fund Class R 10 years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 1 year	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 5 years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 10 years	Prospectus #2 Delaware Small Cap Value Fund Class R6 1 year	Prospectus #2 Delaware Small Cap Value Fund Class R6 5 years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Lifetime	Prospectus #2 Delaware Small Cap Value Fund Class R6 Inception Date	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg US Aggregate Index 1 year	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg US Aggregate Index 5 years	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg US Aggregate Index 10 years	Prospectus #3 Delaware Wealth Builder Fund Class A 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A 10 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 10 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #3 Delaware Wealth Builder Fund Class C 1 year	Prospectus #3 Delaware Wealth Builder Fund Class C 5 years	Prospectus #3 Delaware Wealth Builder Fund Class C 10 years	Prospectus #3 Delaware Wealth Builder Fund Class R 1 year	Prospectus #3 Delaware Wealth Builder Fund Class R 5 years	Prospectus #3 Delaware Wealth Builder Fund Class R 10 years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 1 year	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 5 years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 10 years
Total	16.93%	9.97%	7.16%	7.17%	9.82%	7.37%	6.30%	8.97%	6.26%	4.85%	7.71%	5.69%	11.86%	10.30%	7.19%	13.40%	10.85%	7.73%	14.01%	11.42%	8.27%	14.11%	11.55%	10.26%	May 02, 2016	14.65%	10.00%	6.76%	2.95%	8.74%	6.11%	1.22%	7.68%	5.03%	2.96%	6.84%	4.69%	7.41%	9.22%	5.94%	8.94%	9.76%	6.47%	9.50%	10.31%	7.00%	9.67%	10.50%	8.64%	May 02, 2016	17.67%	9.98%	8.09%	5.76%	6.50%	4.75%	4.68%	5.07%	3.53%	4.03%	4.78%	3.44%	10.31%	6.95%	4.58%	11.90%	7.50%	5.11%	12.43%	8.03%	5.64%